SCHEDULE OF FINANCIAL ASSETS (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Notes and other explanatory information [abstract]
Cash	$ 194,321	$ 72,921	$ 412,772	$ 14,530	$ 692,647	$ 180,651
Term deposit		18,506
Accounts receivable	152,604	175,256		161,047	81,159
Financial assets	$ 346,925	$ 266,683		$ 175,577	$ 773,806